Trade Payables and Other- Summary of Trade Payables and Other Footnotes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Line Items]
Other payables	$ 5,189	$ 9,667
Horizon Copper Corp.
Disclosure Of Trade And Other Payables [Line Items]
Other payables	$ 1,900	$ 8,300